UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-5577

The Glenmede Fund, Inc.

(Exact name of registrant as specified in charter)

200 Clarendon Street
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)

Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-800-442-8299

Date of fiscal year end:    October 31, 2004

Date of reporting period:    July 31, 2004

Item 1. Schedule of Investments. –  The schedules of  investments for the period ended July 31, 2004 are filed herwith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Face Amount			Value
AGENCY DISCOUNT NOTES — 19.4%		(1)
	Farmer Mac Discount Notes — 1.0%
5,000,000	1.45% due 10/6/04		4,986,507

	Federal Home Loan Bank — 11.2%
9,701,000	1.016% due 8/6/04		9,699,357
10,000,000	1.045% due 8/6/04		9,998,259
3,341,000	1.01% due 8/11/04		3,339,968
7,500,000	1.064% due 8/11/04		7,497,562
5,000,000	1.44% due 9/22/04		4,989,400
5,000,000	1.134% due 10/6/04		4,989,447
5,749,000	1.52% due 11/23/04		5,721,085
4,617,000	1.60% due 12/29/04		4,586,015
3,000,000	1.785% due 1/21/05		2,974,118
			53,795,211
	Federal Home Loan Mortgage Corporation — 4.8%
1,400,000	1.35% due 8/17/04		1,399,108
7,500,000	1.049% due 8/24/04		7,494,755
1,550,000	1.034% due 9/15/04		1,547,952
5,000,000	1.055% due 9/21/04		4,992,381
5,000,000	1.554% due 10/26/04		4,981,222
3,000,000	1.60% due 11/22/04		2,984,800
			23,400,218
	Federal National Mortgage Association — 2.4%
5,000,000	1.29% due 8/27/04		4,995,163
1,400,000	1.07% due 11/12/04		1,395,672
5,000,000	1.78% due 1/19/05		4,957,478
			11,348,313
	TOTAL AGENCY DISCOUNT NOTES (Cost $93,530,249)		93,530,249

Face Amount		Value
AGENCY NOTES — 35.3%
	Federal Farm Credit Bank — 1.9%
6,000,000	6.29% due 8/25/04	6,020,854
3,000,000	3.875% due 12/15/04	3,029,849
		9,050,703
	Federal Home Loan Bank — 13.2%
14,200,000	6.25% due 8/13/04	14,225,931
8,265,000	4.625% due 8/13/04	8,275,251
2,800,000	2.25% due 8/13/04	2,801,178

13,095,000	3.625% due 10/15/04	13,153,597
5,000,000	3.375% due 11/15/04	5,024,470
4,540,000	4.125% due 11/15/04	4,575,719
1,620,000	3.875% due 12/15/04	1,633,188
6,320,000	2.125% due 12/15/04	6,339,251
7,925,000	4.125% due 1/14/05	8,015,522
		64,044,107
	Federal Home Loan Mortgage Corporation — 8.3%
13,330,000	4.50% due 8/15/04	13,348,551
5,000,000	4.20% due 10/1/04	5,023,512
1,500,000	4.23% due 10/9/04	1,507,640
16,596,000	3.25% due 11/15/04	16,676,969
3,298,000	6.875% due 1/15/05	3,372,376
		39,929,048
	Federal National Mortgage Association — 11.9%
29,159,000	6.50% due 8/15/04	29,221,855
28,230,000	3.50% due 9/15/04	28,310,910
		57,532,765
	TOTAL AGENCY NOTES (Cost $170,556,623)	170,556,623

Face Amount		Value
MORTGAGE-BACKED SECURITIES — 1.4%
	Federal Farm Credit Bank — 0.6%
3,000,000	Federal Farm Credit Bank, 3.65% due 10/22/04	3,013,674

	Federal National Mortgage Association — 0.8%
3,880,000	Federal National Mortgage Association, 1.875% due 12/15/04	3,882,837

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,896,511)	6,896,511

Face Amount		Value
FLOATING RATE BONDS — 1.9%
3,000,000	Federal National Mortgage Association
	1.35% due 9/10/04	3,000,000
6,000,000	Student Loan Marketing Association
	1.509% due 8/19/04	6,000,000
	TOTAL FLOATING RATE BONDS (Cost $9,000,000)	9,000,000

Face Amount
REPURCHASE AGREEMENTS — 41.5%
110,000,000	With Bear Stearns, Inc., dated 07/30/04, 1.36%, principal and interest in the amount of $110,012,467, due 08/02/04, (collateralized by FNMA 2003-97 CA, with a par value of $113,020,000, coupon rate of 5.00%, due 10/25/18, market value of $113,404,268)			110,000,000

20,000,000	With Merrill Lynch & Co., dated 07/28/04, 1.41%, principal and interest in the amount of $20,023,500, due 08/27/04, (collateralized by FNMA #759261, with a par value of $20,430,343, coupon rate of 3.54%, due 01/01/34, market value of $20,407,869)			20,000,000

50,093,657	With Merrill Lynch & Co., dated 07/30/04, 1.33%, principal and interest in the amount of $50,099,209, due 08/02/04, (collateralized by FNMA #767526, with a par value of $28,322,847, coupon rate of 4.43%, due 02/01/34, market value of $28,399,218 and FNMA #749706 with a par value of $22,549,791, coupon rate of 4.57%, due 11/01/33, market value of $22,716,659)			50,093,657

20,000,000	With Paine Webber, Inc., dated 07/30/04, 1.33%, principal and interest in the amount of $20,002,217, due 08/02/04, (collateralized by FNMA #684231 with a par value of $20,224,542, coupon rate of 5.00%, due 01/01/18, market value of $20,408,585)			20,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $200,093,657)			200,093,657

TOTAL INVESTMENTS (Cost $480,077,040)		(2)	99.5%	$480,077,040
OTHER ASSETS IN EXCESS OF LIABILITIES			0.5	2,347,385
NET ASSETS			100.0%	$482,424,425

(1)	Rate represents annualized discount yield at date of purchase.
(2)	Aggregate cost for federal tax purposes was $480,077,040.
Abbreviations:
FNMA —	Federal National Mortgage Association

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — 98.5%
	Daily Variable/Floating Rate Notes — 52.0%
1,900,000	Angelina & Neches River Authority, Texas, Industrial Development Corp., Solid Waste Disposal Revenue, DATES, Series B, (LOC: Bank of America), 1.10% due 5/1/14	1,900,000
1,000,000	Angelina & Neches River Authority, Texas, Industrial Development Corp., Solid Waste Disposal Revenue, DATES, Series D, (LOC: Bank of America), 1.10% due 5/1/14	1,000,000
5,800,000	California State, Series A, (LOC: Westdeutsche Landesbank 80% & JP Morgan Chase Bank 20%), 1.07% due 5/1/33	5,800,000
10,050,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured), 1.04% due 6/15/21	10,050,000
2,300,000	Connecticut State Health & Educational Facilities Authority, Edgehill Project Revenue, UPDATES, Series C, (LOC: KBC Bank N. V.), 1.06% due 7/1/27	2,300,000
2,100,000	Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-1, 1.05% due 7/1/29	2,100,000
14,950,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 1.04% due 12/1/15	14,950,000
5,100,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, Revenue Refunding, Exxon Corp. Project,
	1.02% due 11/1/19	5,100,000
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Exxon Project:
5,000,000	1.04% due 6/1/20	5,000,000
900,000	1.04% due 10/1/24	900,000
1,100,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapeville Hotel Ltd., (LOC: Bank of America), 1.07% due 11/1/15	1,100,000

11,420,000	Idaho State Health Facilities Authority, Revenue, St. Luke’s Medical Center Project, (SPA: Harris Trust & Savings Bank), (FSA Insured) 1.12% due 7/1/30	11,420,000
9,200,000	Irvine Ranch, California, Water District Revenue, Certificates of Participation, (LOC: Landesbank Baden-Wurttemberg),
	1.07% due 8/1/16	9,200,000
	Irvine Ranch, California, Water District Revenue, Series A, (LOC: State Street Bank & Trust Co.):

1,340,000	1.04% due 9/1/06	1,340,000
1,000,000	1.07% due 1/1/21	1,000,000
1,600,000	Irvine, California, Improvement Board, Limited Obligation, Special Assessment, Assessment District 93-14, (LOC: BankAmerica), 1.07% due 9/2/25	1,600,000
600,000	Irvine, California, Special Assessment, Assessment District 00-18, Series A, (LOC: Bank of New York), 1.08% due 9/2/26	600,000
1,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Project, Refunding, 1.10% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co., 1.15% due 5/1/29	4,000,000
7,700,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board, 1.08% due 9/1/20	7,700,000
7,400,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-2, Pooled Money Investment Board, 1.08% due 9/1/20	7,400,000
4,400,000	Kemmerer, Wyoming, Pollution Control Revenue, DATES, Exxon Corp. Project, 1.04% due 11/1/14	4,400,000
1,600,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining, Series B, (LOC: Chase Manhattan Bank), 1.10% due 7/1/32	1,600,000
9,825,000	Lehigh County, Pennsylvania, General Purpose Authority, Lehigh Valley Hospital, Series A, (SPA: J.P. Morgan Chase), (AMBAC Insured), 1.08% due 7/1/28	9,825,000
6,600,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project, Class B, 1.04% due 11/1/14	6,600,000
1,025,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project, Class C, 1.04% due 11/1/14	1,025,000

12,440,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 1.12% due 12/1/25	12,440,000
13,900,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E, 1.07% due 2/15/38	13,900,000
11,150,000	Louisiana State, Public Facilities Authority, Industrial Development, Kenner Hotel Ltd., (LOC: BankAmerica, NA), 1.07% due 12/1/15	11,150,000
4,220,000	Massachusetts State Health & Educational Facilities Authority Revenue, Capital Asset Project, Series D, (SPA: State Street Bank & Trust Co.), (MBIA Insured), 1.07% due 1/1/35	4,220,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 1.10% due 12/1/30	2,300,000
4,800,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: Westdeutsche Landesbank), 1.07% due 7/1/35	4,800,000
11,695,000	New Jersey, Economic Development Authority Revenue, Stolthaven Project, Series A, (LOC: Citibank NA), 1.03% due 1/15/18	11,695,000
17,350,000	New Jersey, State Educational Facilities Authority Revenue, Princeton University, Series F, 1.00% due 7/1/23	17,350,000
15,190,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured), 1.04% due 11/1/24	15,190,000
2,100,000	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase), 1.08% due 8/1/20	2,100,000
	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (FGIC Insured):
1,540,000	1.07% due 6/15/22	1,540,000
4,600,000	1.07% due 6/15/23	4,600,000
7,995,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (SPA: Credit Local de France), 1.08% due 6/15/33	7,995,000

3,020,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	1.08% due 6/15/35	3,020,000
16,635,000	Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: BankAmerica),
	1.08% due 10/1/22	16,635,000
300,000	North Carolina State Medical Care Commission, Hospital Revenue, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank),
	1.10% due 10/1/13	300,000
400,000	North Carolina State Medical Care Commission, Hospital Revenue, Pooled Financing Projects, Series A, (LOC: Bank of America NA),
	1.09% due 10/1/16	400,000
1,800,000	Orange County, California, Sanitation Districts Partnership, Series B, Refunding, (SPA: Credit Locale de France),
	1.08% due 8/1/30	1,800,000
5,200,000	Peninsula Ports Authority, Virginia, Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank NA),
	1.08% due 7/1/16	5,200,000
5,700,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Project, Refunding,
	1.10% due 8/15/20	5,700,000
4,700,000	Union County, New Jersey, Pollution Control Financing Authority, Revenue Refunding, Exxon Corp. Project,
	99.00% due 10/1/24	4,700,000
10,150,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer),
	1.08% due 2/15/31	10,150,000
6,305,000	Valdez, Alaska, Marine Terminal Revenue, Exxon Pipeline Co. Project,
	1.04% due 10/1/25	6,305,000
	Total Daily Variable/Floating Rate Notes (Cost $282,400,000)	282,400,000

	Weekly Variable/Floating Rate Notes — 46.5%
3,200,000	Alabama State Special Care Facilities Financing Authority, Montgomery Hospital Revenue, (SPA: FGIC), (LOC: Barclay’s Bank),
	1.01% due 4/1/15	3,200,000
5,605,000	Bexar County, Texas Housing Finance Corp., Multi Family Housing Revenue, Aamha LLC Project, (Credit Support: FNMA),
	1.08% due 12/15/25	5,605,000

7,365,000	Burke County, Georgia, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Local de France), (FGIC Insured),
	1.09% due 1/1/19	7,365,000
3,320,000	Charlotte, North Carolina, Airport Revenue Refunding, Series A, (SPA: Commerzbank A.G.), (MBIA Insured),
	1.05% due 7/1/16	3,320,000
895,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport 2nd Lien, Series B, (LOC: Societe Generale),
	1.04% due 1/1/15	895,000
9,400,000	Clark County, Nevada, Airport Revenue, Sub Lien, Series B-2, (LOC: Bayerische Landesbank),
	1.05% due 7/1/29	9,400,000
1,355,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Huntington Woods Apartment Project, Series A, (FSA Insured),
	1.07% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Kimberly Forest Apartment Project, Series B, (SPA: Societe Generale), (FSA Insured),
	1.07% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Kings Arms Apartment Project, Series D, (SPA: Societe Generale), (FSA Insured),
	1.07% due 1/1/21	1,100,000
2,335,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Ten Oaks Apartment Project, Series F, (SPA: Societe Generale), (FSA Insured),
	1.07% due 1/1/21	2,335,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Revenue, Series A, (LOC: Coast Federal Bank & Federal Home Loan Bank),
	1.02% due 5/1/10	1,400,000
10,100,000	Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-2,
	1.00% due 7/1/29	10,100,000
9,200,000	Connecticut State, General Obligations, Series B, (SPA: Bayerische Landesbank),
	1.09% due 5/15/14	9,200,000
1,600,000	Dauphin County, Pennsylvania, General Authority, School District Pooled Financing Program II, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	1.14% due 9/1/32	1,600,000

1,000,000	Delaware State River & Bay Authority, Revenue, Series B, (SPA: Credit Locale de France), (AMBAC Insured),
	1.04% due 1/1/30	1,000,000
1,900,000	Durham, North Carolina, Public Improvement, (SPA: Wachovia Bank),
	1.09% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank), (FSA Insured),
	1.09% due 12/1/28	6,900,000
3,200,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A,
	1.06% due 10/1/25	3,200,000
600,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C,
	1.04% due 10/1/25	600,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC),
	1.03% due 2/1/08	4,300,000
4,700,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: Wachovia Bank & Barclays Bank PLC),
	1.03% due 11/1/07	4,700,000
2,400,000	Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance of Greater Cincinnati, Series E, (SPA: Credit Suisse First Boston), (MBIA Insured),
	1.04% due 1/1/18	2,400,000
2,500,000	Illinois Health Facilities Authority, Revenue, Decatur Memorial Hospital Project, Series A, (SPA: Northern Trust Company), (MBIA Insured),
	1.07% due 11/15/24	2,500,000
16,700,000	Illinois State Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT - Metropolitan Life, (FHLMC Insured),
	1.07% due 1/1/08	16,700,000
2,800,000	Indiana State Health Facilities Financing Authority, Clarian Health Obligations Group, Series C, (SPA: Westdeutsche Landesbank),
	1.08% due 3/1/30	2,800,000
2,100,000	Iowa State Higher Education Loan Authority, Education Loan Revenue, Private College Facility, ACES, (SPA: J.P. Morgan Chase), (MBIA Insured),
	1.13% due 12/1/15	2,100,000
1,355,000	Kentucky State, Area Development Districts Revenue, Ewing Project, (LOC: Wachovia Bank), 1.19% due 6/1/33	1,355,000

8,000,000	Lisle County, Illinois, Multi Family Housing Revenue Refunding, Four Lakes Project Phase V, (FNMA Insured),
	1.09% due 9/15/26	8,000,000
6,000,000	Long Island, New York Electric System Revenue, Power Authority, Series 7, Subseries 7-A, (SPA: Credit Suisse First Boston), (MBIA Insured),
	1.03% due 4/1/25	6,000,000
1,600,000	Los Angeles County, California, Pension Obligation, Refunding, Series C, (SPA: Bank of Nova Scotia), (AMBAC Inured),
	1.04% due 6/30/07	1,600,000
115,000	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: Coast Savings & Loan and FHLB),
	1.07% due 7/1/10	115,000
2,440,000	Louisiana State, Public Facilities Authority, Revenue, College & University Equipment & Capital, Series A, (SPA: Societe Generale), (FGIC Insured),
	1.09% due 9/1/10	2,440,000
8,800,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	1.01% due 11/1/26	8,800,000
5,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (SPA: State Street Bank & Trust Co.),
	1.04% due 12/1/15	5,000,000
100,000	Massachusetts State Health & Educational Facilities Authority Revenue, Capital Asset Project, Series G-1, (SPA: State Street Bank & Trust Co.), (MBIA Insured),
	1.05% due 1/1/19	100,000
800,000	Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family Housing Project, Series A, (FNMA Collateral Agreement),
	1.08% due 1/15/10	800,000
9,300,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer),
	1.06% due 8/1/28	9,300,000
5,400,000	Mecklenburg County, North Carolina, Series C, (LOC: Wachovia Bank),
	1.07% due 2/1/18	5,400,000
1,000,000	Minnesota State, Higher Educational Facilities Authority Revenue, Carleton College, Series G, (SPA: Wells Fargo Bank NA),
	93.00% due 11/1/29	1,000,000

6,200,000	Missouri State, Health & Educational Facilities Authority Revenue, Christian Health Services, Series B, (LOC: J.P. Morgan Chase),
	1.07% due 12/1/19	6,200,000
5,000,000	Moffat County, Colorado, Pollution Control Revenue, Electric Utilities, (SPA: JP Morgan Chase Bank), (AMBAC Insured),
	1.30% due 7/1/10	5,000,000
9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured),
	1.05% due 1/1/18	9,900,000
7,600,000	New York City, New York, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, (SPA: Westdeutsche Landesbank),
	1.08% due 11/15/28	7,600,000
1,850,000	New York City, New York, Transitional Finance Authority Revenue, Recovery, Series 3, Subseries 3-C, (SPA: Bank of New York),
	1.05% due 11/1/22	1,850,000
6,300,000	New York City, New York, Transitional Finance Authority Revenue, Recovery, Series 3, Subseries 3-D, (SPA: New York State Common Retirement Fund),
	1.05% due 11/1/22	6,300,000
4,300,000	New York State Housing Finance Agency Revenue, Liberty View Apartments Project, Series A, (FNMA Insured),
	1.08% due 11/15/19	4,300,000
10,900,000	New York State, Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%),
	1.08% due 4/1/23	10,900,000
400,000	Ohio State, University General Receipts,
	1.04% due 12/1/07	400,000
	Ohio State, University General Receipts, Series B:

11,850,000	1.04% due 12/1/19	11,850,000
3,800,000	1.04% due 12/1/29	3,800,000
1,939,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfer & Storage Project, Series F, (LOC: Wells Fargo Bank),
	1.03% due 12/1/15	1,939,000
4,200,000	Tulsa, Oklahoma, Industrial Authority Revenue Refunding, University of Tulsa, Series B, (SPA: Credit Local de France), (MBIA Insured),
	1.09% due 10/1/26	4,200,000
1,820,000	University of Utah, Auxiliary & Campus Facilities, Series A, (SPA: Bank of Nova Scotia),
	1.09% due 4/1/27	1,820,000

8,000,000	University South Florida Foundation, Inc., Certificates of Participation, (LOC: Wachovia Bank),
	1.06% due 4/1/32			8,000,000
11,900,000	Washington State, General Obligation, Series VR-96A, (SPA: Landesbank Hessen-Thuer),
	1.01% due 6/1/20			11,900,000
	Total Weekly Variable/Floating Rate Notes (Cost $252,844,000)			252,844,000
	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $535,244,000)			535,244,000

FIXED RATE BONDS — 2.0%
3,000,000	Philadelphia Pennsylvania, School Districts, Tax & Revenue Anticipation Notes,
	3.00% due 6/30/05			3,037,547
3,000,000	Philadelphia, Pennsylvania, Tax & Revenue Anticipation Notes,
	3.00% due 6/30/05			3,036,750
5,000,000	Texas State, Tax & Revenue Anticipation Notes,
	2.00% due 8/31/04			5,003,476
	TOTAL FIXED RATE BONDS (Cost $11,077,773)			11,077,773

TOTAL INVESTMENTS (Cost $546,321,773)		(1)	100.5%	$546,321,773
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.5)	(2,775,414)
NET ASSETS			100.0%	$543,546,359

(1)	Aggregate cost for federal tax purposes was $546,321,773.
Abbreviations:
ACES —	Adjustable Convertible Extendable Securities
AMBAC —	American Municipal Bond Assurance Corporation
DATES —	Daily Adjustable Tax-Exempt Securities
FGIC —	Financial Guaranty Insurance Corporation
FHLB —	Federal Home Loan Bank
FHLMC —	Federal Home Loan Mortgage Corporation
FNMA —	Federal National Mortgage Association
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance
SPA —	Stand-By Purchase Agreement
UPDATES —	Unit Price Demand Adjustable Tax-Exempt Securities

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Face Amount			Value
AGENCY NOTES — 13.5%		*
	Federal Home Loan Bank — 2.1%
4,000,000	1.875% due 6/15/06		3,934,608

	Federal National Mortgage Association — 11.4%
5,000,000	5.25% due 4/15/07		5,256,765
2,100,000	4.00% due 9/2/08		2,102,604
8,000,000	6.625% due 9/15/09		8,910,336
5,000,000	5.25% due 8/1/12		5,064,870
			21,334,575
	TOTAL AGENCY NOTES (Cost $25,880,493)		25,269,183

Face Amount			Value
MORTGAGE-BACKED SECURITIES — 36.9%		(1)
	Federal Home Loan Mortgage Corporation — 4.5%
11,153	# 555359, 6.50% due 4/1/08		11,475
3,628,874	# C00742, 6.50% due 4/1/29		3,799,003
135,946	# D78677, 8.00% due 3/1/27		148,455
133,188	# D84894, 8.00% due 12/1/27		145,075
42,093	# G00807, 9.50% due 3/1/21		46,228
201,449	# G10753, 6.50% due 9/1/09		209,611
4,050,000	TBA, 5.00% due 8/1/19		4,075,312
			8,435,159
	Federal National Mortgage Association — 29.4%
1,625,560	Series 1993-135, 6.50% due 7/25/08		115,955
21,412	# 125275, 7.00% due 3/1/24		22,792
110,682	# 252806, 7.50% due 10/1/29		118,553
2,981,025	# 254685, 5.00% due 4/1/18		3,007,110
797,001	# 255159, 5.50% due 3/1/19		820,091
53,005	# 259322, 6.50% due 11/1/31		55,383
5,000,000	# 2661, 5.00% due 8/1/33		4,873,440
130,026	# 313795, 9.50% due 1/1/25		147,830
47,991	# 313796, 9.50% due 2/1/21		54,006
240,944	# 313815, 6.50% due 1/1/11		254,945
492,165	# 373328, 8.00% due 3/1/27		536,641
425,969	# 390895, 8.00% due 6/1/27		464,464
218,669	# 395715, 8.00% due 8/1/27		238,430
1,068,710	# 397602, 8.00% due 8/1/27		1,165,288
246,257	# 405845, 8.00% due 11/1/27		268,511
144,942	# 481401, 6.50% due 12/1/28		151,645

33,502	# 499335, 6.50% due 8/1/29	35,026
49,888	# 506754, 7.00% due 7/1/29	52,854
11,480	# 514500, 7.00% due 11/1/29	12,163
12,132	# 523497, 7.50% due 11/1/29	12,994
248,003	# 535729, 6.50% due 2/1/16	262,388
271,796	# 535962, 6.50% due 5/1/16	287,537
438,126	# 555016, 6.50% due 10/1/17	463,500
29,738	# 557515, 7.00% due 11/1/30	31,489
89,362	# 581788, 7.00% due 7/1/31	94,599
191,423	# 586181, 7.00% due 6/1/31	202,642
35,913	# 588945, 7.00% due 6/1/31	38,018
154,888	# 595134, 6.50% due 7/1/16	163,858
721,641	# 596498, 6.00% due 7/1/16	754,218
74,719	# 601291, 6.50% due 8/1/31	78,070
928,190	# 607862, 7.00% due 9/1/31	982,590
120,899	# 608777, 6.50% due 10/1/16	127,901
404,710	# 624571, 7.00% due 3/1/32	428,308
1,294,021	# 625990, 5.50% due 12/1/16	1,332,388
555,672	# 632245, 7.00% due 4/1/32	588,238
39,704	# 639703, 7.00% due 3/1/32	42,019
248,391	# 643340, 6.50% due 3/1/17	262,722
172,908	# 645895, 7.00% due 6/1/32	182,990
133,926	# 656872, 6.50% due 8/1/32	139,935
159,086	# 673087, 6.50% due 12/1/32	166,224
2,183,570	# 677574, 7.00% due 2/1/33	2,310,895
3,023,476	# 686230, 5.50% due 2/1/18	3,111,068
350,815	# 687575, 7.00% due 2/1/33	370,745
224,267	# 701705, 6.50% due 2/1/33	234,329
2,818,221	# 740449, 5.50% due 9/1/18	2,899,867
2,544,913	# 768557, 5.50% due 2/1/19	2,618,641
9,070,000	TBA, 5.50% due 8/1/17	9,313,756
3,220,000	TBA, 6.00% due 8/1/19	3,360,875
9,610,000	TBA, 6.00% due 8/1/34	9,856,256
2,000,000	TBA, 6.50% due 8/1/34	2,086,876
		55,201,063
	Government National Mortgage Association — 3.0%
180,927	# 460389, 7.00% due 5/15/28	192,529
91,459	# 464049, 7.00% due 7/15/28	97,324
40,335	# 466046, 7.00% due 9/15/28	42,922
322,843	# 474717, 7.00% due 1/15/31	343,146
253,006	# 476259, 7.00% due 8/15/28	269,229
104,785	# 483491, 7.00% due 10/15/28	111,504
183,185	# 485264, 7.50% due 2/15/31	197,030
68,262	# 490998, 7.00% due 12/15/28	72,639
36,473	# 493533, 7.00% due 1/15/31	38,767
45,042	# 496632, 7.00% due 12/15/28	47,930
78,832	# 530571, 7.50% due 2/15/31	84,790
33,071	# 537649, 7.00% due 10/15/30	35,169
323,066	# 539971, 7.00% due 1/15/31	343,383
69,124	# 542916, 7.00% due 5/15/31	73,471
33,800	# 547513, 7.00% due 4/15/31	35,926

82,102	# 551415, 7.00% due 5/15/31	87,265
32,991	# 551426, 7.00% due 5/15/31	35,065
42,407	# 551484, 7.00% due 6/15/31	45,073
20,433	# 552577, 7.00% due 5/15/32	21,711
23,688	# 556417, 7.00% due 6/15/31	25,178
68,337	# 557379, 7.00% due 5/15/31	72,634
175,002	# 559304, 7.00% due 9/15/31	186,007
76,076	# 564542, 7.00% due 11/15/31	80,861
72,182	# 564543, 7.00% due 12/15/31	76,721
19,010	# 565982, 7.00% due 7/15/32	20,199
72,164	# 566254, 7.00% due 10/15/31	76,702
13,296	# 570128, 7.00% due 12/15/31	14,132
74,188	# 570140, 7.00% due 12/15/31	78,854
196,115	# 570289, 7.00% due 1/15/32	208,382
37,808	# 571365, 7.00% due 12/15/31	40,185
104,121	# 573072, 7.00% due 9/15/31	110,669
1,112,949	# 574687, 6.00% due 4/15/34	1,146,039
268,214	# 581406, 7.00% due 6/15/32	284,992
76,668	# 593188, 7.00% due 7/15/32	81,464
79,174	# 780995, 7.00% due 12/15/28	84,265
450,608	# 781300, 7.00% due 6/15/31	479,195
314,064	# 781533, 7.00% due 11/15/32	333,842
		5,575,194

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $68,728,217)	69,211,416

Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
1,244,951	Credit-Based Asset Servicing, 6.50% due 9/25/26	1,317,276
581,055	Washington Mutual Mortgage Securities Corp., Series 2003-MS9 - Class 1P, 0.00% due 12/25/33	499,332
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,708,099)	1,816,608

Face Amount
CORPORATE NOTES — 29.4%
5,000,000	American General Finance, 4.50% due 11/15/07	5,094,590
5,000,000	Citigroup, Inc., 7.25% due 10/1/10	5,683,035
5,000,000	General Electric Capital Corp., 5.875% due 2/15/12	5,301,480
5,000,000	IBM Corp., 4.75% due 11/29/12	4,932,145
5,000,000	JP Morgan Chase & Co., 5.625% due 8/15/06	5,240,640
6,000,000	Morgan Stanley, 4.75% due 4/1/14	5,604,528
3,000,000	Procter & Gamble Co. (The), 4.75% due 6/15/07	3,116,589

4,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	3,916,420
6,000,000	US Bancorp, 5.10% due 7/15/07	6,273,168
5,000,000	Wal-Mart Stores, Inc., 6.875% due 8/10/09	5,598,395
4,000,000	Wells Fargo Bank, 6.45% due 2/1/11	4,386,024
	TOTAL CORPORATE NOTES (Cost $53,519,994)	55,147,014

Face Amount
US TREASURY NOTES/BONDS — 15.1%
8,233,680	U.S. Inflation Index Treasury Bond, 1.875% due 7/15/13	8,195,081
4,350,000	U.S. Treasury Bond, 6.125% due 11/15/27	4,832,237
8,400,000	U.S. Treasury Bond, 6.125% due 8/15/29	9,367,638
1,000,000	U.S. Treasury Note, 4.375% due 5/15/07	1,035,781
5,000,000	U.S. Treasury Note, 3.25% due 8/15/08	4,962,695
	TOTAL US TREASURY NOTES/BONDS (Cost $27,211,808)	28,393,432

Face Amount
REPURCHASE AGREEMENTS — 21.0%
22,725	With Investors Bank & Trust Co., dated 07/30/04, 0.75%, principal and interest in the amount of $22,726, due 08/02/04, (collateralized by SBA #505609 with a par value of $22,411, coupon rate of 3.625%, due 07/25/26, market value of $23,861)			22,725
39,300,000	With Merrill Lynch & Co., dated 07/30/04, 1.33%, principal and interest in the amount of $39,304,356, due 08/02/04, (collateralized by FNMA #758765 with a par value of $28,212,382, coupon rate of 3.39%, due 09/01/33, market value of $28,201,097 and FNMA #766789 with a par value of $11,880,142, coupon rate of 4.37%, due 01/01/34, market value of $11,902,714)			39,300,000
	TOTAL REPURCHASE AGREEMENTS (Cost $39,322,725)			39,322,725

TOTAL INVESTMENTS (Cost $216,371,336)		(2)	116.9%	$219,160,378
LIABILITIES IN EXCESS OF OTHER ASSETS			(16.9)	(31,641,025)
NET ASSETS			100.0%	$187,519,353

*	Percentages indicated are based on net assets.
(1)	Represents current face amount at July 31, 2004.
(2)	Aggregate cost for federal tax purposes was $216,371,336.
Abbreviations:
FNMA —	Federal National Mortgage Association
SBA —	Small Business Administration
TBA —	To be announced

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Shares			Value
COMMON STOCKS — 99.2%		*
	Advertising — 2.7%
24,550	Omnicom Group, Inc.		1,768,091

	Aerospace & Defense — 1.2%
5,900	L-3 Communications Holdings, Inc.		360,785
7,675	Lockheed Martin Corp.		406,698
			767,483
	Banking — 9.0%
16,130	Bank of America Corp.		1,371,211
40,580	Citigroup, Inc.		1,789,172
27,450	Compass Bancshares, Inc.		1,210,270
17,600	Wachovia Corp.		779,856
14,275	Wells Fargo & Co.		819,528
			5,970,037
	Beverages, Food & Tobacco — 1.1%
21,550	Sysco Corp.		742,397

	Capital Goods — 0.9%
6,095	United Technologies Corp.		569,882

	Commercial Services — 1.4%
12,975	ARAMARK Corp. - Class B		347,989
13,950	Automatic Data Processing, Inc.		585,621
			933,610
	Computer Software & Processing — 1.9%
7,500	Adobe Systems, Inc.		316,350
40,025	IMS Health, Inc.		970,206
			1,286,556
	Computers & Information — 0.8%
14,450	Dell, Inc.	(1)	512,541

	Consumer Products — 3.2%
9,705	Clorox Co.		483,018
32,735	PepsiCo, Inc.		1,636,750
			2,119,768
	Consumer Services — 1.0%
27,750	Disney (Walt) Co.		640,747

	Cosmetics & Personal Care — 3.6%
10,575	Gillette Co.		412,213
38,450	Procter & Gamble Co. (The)		2,005,168
			2,417,381
	Electronic Technology — 5.1%
74,825	Cisco Systems, Inc.	(1)	1,560,850
29,075	Flextronics International Ltd.	(1)	365,473
60,075	Intel Corp.		1,464,629
			3,390,952

	Energy — 2.8%
7,400	Equitable Resources, Inc.		379,472
14,975	FPL Group, Inc.		1,008,267
19,000	Talisman Energy, Inc.		452,960
			1,840,699
	Energy Minerals — 3.4%
49,420	Exxon Mobil Corp.		2,288,146

	Financial Services — 9.9%
24,575	American Express Co.		1,234,894
26,335	American International Group		1,860,568
19,760	Fannie Mae		1,402,170
18,850	Goldman Sachs Group, Inc.		1,662,382
6,000	Lehman Brothers Holdings, Inc.		420,600
			6,580,614
	Health Care — 0.7%
14,875	Medco Health Solutions, Inc.	(1)	450,713

	Health Care Facility & Supplies — 1.4%
6,500	Medtronic, Inc.		322,855
6,275	Wellpoint Health Networks, Inc.	(1)	634,403
			957,258
	Health Technology — 3.0%
35,520	Johnson & Johnson		1,963,190

	Industrial — 1.6%
12,775	3M Co.		1,052,149

	Media - Broadcasting & Publishing — 2.2%
54,425	Comcast Corp. - Class A	(1)	1,458,590

	Medical Products & Supplies — 2.0%
12,620	Varian Medical Systems, Inc.	(1)	870,906
5,975	Zimmer Holdings, Inc.	(1)	455,952
			1,326,858
	Medical Supplies — 0.7%
8,250	Beckman Coulter, Inc.		455,153

	Multi-Line Insurance — 0.3%
5,510	Willis Group Holdings, Ltd.		191,748

	Oil & Gas — 5.1%
10,550	BP PLC ADR		594,598
22,045	ChevronTexaco Corp.		2,108,604
10,200	Devon Energy Corp.		708,798
			3,412,000
	Pharmaceuticals — 6.1%
1,867	Hospira, Inc.	(1)	48,374
33,525	Merck & Co., Inc.		1,520,359
78,620	Pfizer, Inc.		2,512,695
			4,081,428
	Process Industries — 4.2%
82,975	General Electric Co.		2,758,919

	Producer Manufacturing — 2.7%
31,260	Johnson Controls, Inc.		1,764,627

	Retailers — 8.0%
55,700	Home Depot, Inc.		1,878,204
7,570	Lowe’s Companies, Inc.		368,810
38,025	Target Corp.		1,657,890
26,550	Wal-Mart Stores, Inc.		1,407,416
			5,312,320
	Technology — 10.3%
32,350	Applied Materials, Inc.	(1)	548,980
88,825	EMC Corp.	(1)	974,410
25,045	First Data Corp.		1,117,257
14,095	International Business Machines Corp.		1,227,252
92,990	Microsoft Corp.		2,646,495
5,065	QUALCOMM, Inc.		349,890
			6,864,284
	Telecommunications — 0.6%
11,225	Verizon Communications, Inc.		432,612

	Transportation — 2.3%
21,300	United Parcel Service, Inc. - Class B		1,532,748

	TOTAL COMMON STOCKS (Cost $55,800,129)		65,843,501

Face Amount
REPURCHASE AGREEMENT — 0.8%
510,664	With Investors Bank & Trust Co., dated 07/30/04, 0.75%, principal and interest in the amount of $510,695, due 08/02/04, (collateralized by FNMA ARM #457839 with a par value of $519,946, coupon rate of 4.781%, due 08/01/27, market value of $536,219)			510,663
	TOTAL REPURCHASE AGREEMENT (Cost $510,664)			510,663

TOTAL INVESTMENTS (Cost $56,310,793)		(2)	100.0%	$66,354,164
OTHER ASSETS IN EXCESS OF LIABILITIES			0.0	29,142
NET ASSETS			100.0%	$66,383,306

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $56,356,698.
Abbreviation:
ADR —	American Depositary Receipt
ARM —	Adjustable Rate Mortgage
FNMA —	Federal National Mortgage Association

THE GLENMEDE FUND, INC.
Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2004 — (Unaudited)

Shares			Value
COMMON STOCKS — 98.5%		*
	Aerospace & Defense — 1.7%
60,640	Engineered Support Systems, Inc.		3,400,085
91,130	Herley Industries, Inc.	(1)	1,713,244
			5,113,329
	Airlines — 0.7%
152,370	Skywest, Inc.		2,152,988

	Apparel Retailers — 2.2%
92,470	Finish Line, Inc. - Class A	(1)	2,632,621
127,460	Jos. A. Bank Clothiers, Inc.	(1)	3,916,846
			6,549,467
	Automotive — 1.2%
145,184	Monaco Coach Corp.		3,525,068

	Banking — 2.3%
61,660	ACE Cash Express, Inc.	(1)	1,425,579
99,840	Oriental Financial Group		2,540,928
102,380	Pacific Capital Bancorp		2,837,974
			6,804,481
	Basic Industry — 5.5%
66,090	American Axle and Manufacturing Holdings, Inc.		2,270,191
102,640	AptarGroup, Inc.		4,342,698
246,860	Crown Holdings, Inc.	(1)	2,503,160
83,111	Georgia Gulf Corp.		2,954,596
96,150	Mettler-Toledo International, Inc.	(1)	4,009,455
			16,080,100
	Beverages, Food & Tobacco — 0.6%
50,330	J & J Snack Foods Corp.	(1)	1,848,621

	Biotechnology — 1.0%
86,909	SFBC International, Inc.	(1)	2,958,382

	Chemicals — 2.7%
99,210	Cytec Industries, Inc.		4,623,186
73,830	FMC Corp.	(1)	3,244,828
			7,868,014
	Commercial Services — 2.1%
78,780	Global Payments, Inc.		3,596,307
108,180	MTC Technologies, Inc.	(1)	2,704,500
			6,300,807
	Computer Software & Processing — 1.3%
126,670	Digital Insight Corp.	(1)	1,878,516
70,242	F5 Networks, Inc.	(1)	1,839,638
			3,718,154

	Computers & Information — 2.0%
89,040	Global Imaging Systems, Inc.	(1)	2,700,583
171,250	Scientific Games Corp. - Class A	(1)	3,049,962
			5,750,545
	Consumer Services — 7.1%
142,230	CBRL Group, Inc.		4,724,881
192,824	Marvel Enterprises, Inc.	(1)	2,516,353
267,470	Nu Skin Asia Pacific, Inc. - Class A		7,304,606
68,020	Polaris Industries, Inc.		3,251,356
103,880	Ruby Tuesday, Inc.		3,001,093
			20,798,289
	Cosmetics & Personal Care — 0.7%
105,880	Elizabeth Arden, Inc.	(1)	2,082,660

	Education — 0.7%
40,280	Bright Horizons Family Solution, Inc.	(1)	2,044,210

	Electronics — 2.7%
187,220	Synaptics, Inc.	(1)	2,768,984
139,500	Trimble Navigation, Ltd.	(1)	3,873,915
106,050	TTM Technologies, Inc.	(1)	1,217,454
			7,860,353
	Energy — 3.3%
78,740	Houston Exploration Co. (The)	(1)	4,251,960
84,190	Oceaneering International, Inc.	(1)	2,784,163
87,100	Southwestern Energy Co.	(1)	2,803,749
			9,839,872
	Entertainment & Leisure — 3.1%
95,410	4 Kids Entertainment, Inc.	(1)	2,078,030
60,520	Avid Technology, Inc.	(1)	2,828,705
61,870	Carmike Cinemas, Inc.		2,115,954
116,190	Multimedia Games, Inc.	(1)	2,199,477
			9,222,166
	Financial Services — 4.7%
57,935	Affiliated Managers Group, Inc.	(1)	2,659,796
78,240	FirstFed Financial Corp.	(1)	3,545,054
120,456	Independent Bank Corp.		3,081,264
129,365	R&G Financial Corp. - Class B		4,538,124
			13,824,238
	Health Care — 7.0%
172,565	Amsurg Corp.	(1)	4,098,419
155,900	Conmed Corp.	(1)	3,454,744
117,180	Covance, Inc.	(1)	4,299,334
163,680	Renal Care Group, Inc.	(1)	5,214,845
70,550	Stericycle, Inc.	(1)	3,456,950
			20,524,292
	Health Care Providers — 0.7%
54,830	Centene Corp.	(1)	2,138,370

	Heavy Machinery — 2.3%
159,850	AGCO Corp.	(1)	3,344,062
107,804	Applied Industrial Techologies, Inc.		3,446,494
			6,790,556
	Industrial — 2.6%
111,590	Gardner Denver, Inc.	(1)	2,988,380
38,330	Middleby Corp. (The)		2,077,486
118,150	WCI Communities, Inc.	(1)	2,543,770
			7,609,636
	Insurance — 7.3%
101,850	Amerigroup Corp.	(1)	4,884,726
58,040	AmerUs Group Co.		2,234,540
93,926	Arch Capital Group, Ltd.	(1)	3,616,151
72,730	IPC Holdings, Ltd.		2,727,375
95,870	Scottish Re Group, Ltd.		1,955,748
80,690	Selective Insurance Group, Inc.		2,905,647
46,720	Stancorp Financial Group, Inc.		3,284,416
			21,608,603
	Oil & Gas — 5.5%
162,320	Cimarex Energy Co.	(1)	5,280,270
306,610	KCS Energy, Inc.	(1)	4,531,696
280,360	Magnum Hunter Resources, Inc.	(1)	3,005,459
142,960	Remington Oil & Gas Corp.	(1)	3,381,004
			16,198,429
	Pharmaceuticals — 1.1%
132,393	Bradley Pharmaceuticals, Inc. - Class A	(1)	3,116,531

	REIT — 2.7%
256,560	Equity Inns, Inc.		2,326,999
126,190	LaSalle Hotel Properties		3,248,131
215,000	Winston Hotels, Inc.		2,365,000
			7,940,130
	Restaurants — 1.1%
115,560	RARE Hospitality International, Inc.	(1)	3,259,948

	Retailers — 4.6%
118,350	AnnTaylor Stores Corp.	(1)	3,176,514
69,900	Dick’s Sporting Goods, Inc.	(1)	2,271,750
112,990	Flowers Foods		2,949,039
73,780	Regis Corp.		3,036,785
75,690	Sharper Image Corp.	(1)	2,020,923
			13,455,011
	Technology — 14.0%
54,460	ANSYS, Inc.	(1)	2,583,582
116,000	Avocent Corp.	(1)	3,473,040
84,960	Benchmark Electronics, Inc.	(1)	2,428,157
60,280	CACI International, Inc. - Class A	(1)	2,478,111
123,740	Digital River, Inc.	(1)	3,477,094
92,280	DSP Group, Inc.	(1)	1,818,839
199,460	Electronics for Imaging, Inc.	(1)	4,003,162
233,740	Internet Security Systems, Inc.	(1)	3,580,897
87,735	Kronos, Inc.	(1)	3,853,321

93,420	Manhattan Associates, Inc.	(1)	2,425,183
275,930	Methode Electronics, Inc.		3,595,368
55,730	MICROS Systems, Inc.	(1)	2,709,593
128,290	Websense, Inc.	(1)	4,899,395
			41,325,742
	Utilities — 2.5%
155,560	Energen Corp.		7,365,766

	Waste Management — 1.5%
150,980	Waste Connections, Inc.	(1)	4,357,282

	TOTAL COMMON STOCKS (Cost $241,150,580)		290,032,040

Face Amount
REPURCHASE AGREEMENT — 1.6%
4,673,314	With Investors Bank & Trust Co., dated 07/30/04, 0.75%, principal and interest in the amount of $4,673,606, due 08/02/04, (collateralized by FNMA ARM #529401 with a par value of $4,781,681, coupon rate of 3.57%, due 10/01/29, market value of $4,907,116)			4,673,314
	TOTAL REPURCHASE AGREEMENT (Cost $4,673,314)			4,673,314

TOTAL INVESTMENTS (Cost $245,823,894)		(2)	100.1%	$294,705,354
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.1)	(191,992)
NET ASSETS			100.0%	$294,513,362

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $246,215,277.
Abbreviation:
ARM —	Adjustable Rate Mortgage
FNMA —	Federal National Mortgage Association
REIT —	Real Estate Investment Trust

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Shares			Value
COMMON STOCKS — 95.0%		*
	Aerospace & Defense — 3.1%
4,200	General Dynamics Corp.		415,044
7,200	Goodrich Corp.		232,776
			647,820
	Banking — 5.1%
4,700	Countrywide Financial Corp.		338,870
11,075	US Bancorp		313,422
9,150	Wachovia Corp.		405,436
			1,057,728
	Basic Industry — 2.0%
10,175	Bunge, Ltd.		408,323

	Beverages, Food & Tobacco — 1.7%
7,350	Altria Group, Inc.		349,860

	Capital Goods — 2.2%
5,025	United Technologies Corp.		469,837

	Chemicals — 2.3%
12,325	Dow Chemical (The)		491,644

	Commercial Services — 2.5%
23,200	Cendant Corp.		530,816

	Computer Software & Processing — 1.5%
6,200	Affiliated Computer Services, Inc. - Class A	(1)	321,780

	Consumer Durables — 2.0%
13,525	Masco Corp.		408,996

	Cosmetics & Personal Care — 2.3%
5,175	Gillette Co.		201,721
5,450	Procter & Gamble Co. (The)		284,217
			485,938
	Electronics — 3.1%
9,525	Amphenol Corp. - Class A	(1)	299,371
7,300	Canon, Inc. ADR		357,700
			657,071
	Energy — 4.5%
20,299	Exxon Mobil Corp.		939,844

	Financial Services — 15.2%
6,000	Bank of America Corp.		510,060
18,508	Citigroup, Inc.		816,018
6,900	Federal Home Loan Mortgage Corp.		443,739
11,026	J.P. Morgan Chase & Co.		411,601
4,075	Lehman Brothers Holdings, Inc.		285,657
14,875	MBNA Corp.		367,264
6,925	Morgan Stanley		341,610
			3,175,949
	Health Care — 2.2%
3,325	Anthem, Inc.	(1)	274,213
2,350	Quest Diagnostics, Inc		192,888
			467,101
	Health Care Providers — 1.3%
8,475	Manor Care, Inc.		264,844

	Heavy Machinery — 1.6%
5,150	Eaton Corp.		332,896

	Insurance — 11.4%
6,450	ACE, Ltd.		261,805
3,825	Aetna, Inc.		328,185
6,761	American International Group, Inc.		477,665
4,700	Hartford Financial Services Group, Inc.		305,970
13,575	Prudential Financial, Inc.		632,052
7,175	RenaissanceRe Holdings, Ltd.		380,275
			2,385,952
	Media - Broadcasting & Publishing — 1.2%
9,150	Cox Communications Inc. - Class A	(1)	252,357

	Metals — 2.0%
11,775	BHP Billiton Ltd. ADR		217,602
2,675	Phelps Dodge Corp.	(1)	208,489
			426,091
	Oil & Gas — 9.5%
10,650	Anadarko Petroleum Corp.		636,764
5,000	ChevronTexaco Corp.		478,250
8,000	ConocoPhillips		630,160
19,550	Williams Cos., Inc.		237,533
			1,982,707
	Pharmaceuticals — 0.9%
5,850	Pfizer, Inc.		186,966

	Process Industries — 3.1%
19,500	General Electric Co.		648,375

	REIT — 0.8%
5,450	General Growth Properties, Inc.		163,936

	Retailers — 2.7%
5,500	J.C. Penney Co., Inc. (Holding Co.)		220,000
7,200	Lowe’s Companies, Inc.		350,784
			570,784

	Technology — 1.5%
10,875	Microsoft Corp.	309,503

	Telecommunications — 2.1%
22,989	Sprint Corp. (Fon Group)	429,435

	Telephone — 3.3%
10,780	Verizon Communications, Inc.	415,461
13,025	Vodafone Group PLC - Sponsored ADR	283,033
		698,494
	Textiles, Clothing & Fabrics — 1.1%
5,975	Jones Apparel Group, Inc.	223,166

	Utilities — 2.8%
5,150	Constellation Energy Group, Inc.	198,533
6,800	Entergy Corp.	391,000
		589,533
	TOTAL COMMON STOCKS (Cost $17,264,834)	19,877,746

Face Amount
REPURCHASE AGREEMENT — 5.4%
1,134,183	With Investors Bank & Trust Co., dated 7/31/04, 0.75%, principal and interest in the amount of $1,134,207, due 8/04/04, (collateralized by FH #789629 with a par value of $6,661,569, coupon rate of 5.54%, due 08/31/32, market value of $1,190,892)			1,134,183
	TOTAL REPURCHASE AGREEMENT (Cost $1,134,183)			1,134,183

TOTAL INVESTMENTS (Cost $18,399,017)		(2)	100.4%	$21,011,929
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.4)	(87,495)
NET ASSETS			100.0%	$20,924,434

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $18,501,936.
Abbreviations:
ADR —	American Depositary Receipt
ARM —	Adjustable Rate Mortgage
FH —	Federal Home Loan Mortgage Corporation.

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.8%
	United Kingdom — 19.6%
1,422,700	BOC Group PLC	24,394,424
1,450,000	Boots Group PLC	18,007,534
2,469,103	BP Amoco PLC	23,166,181
4,509,000	Centrica PLC	19,389,960
845,358	GlaxoSmithKline PLC	17,169,568
1,027,000	Johnson Matthey PLC	16,918,591
2,655,700	Lloyds TSB Group PLC	19,906,973
5,531,300	Misys PLC	18,455,628
475,200	Next PLC	12,934,921
763,000	Royal Bank of Scotland Group PLC	21,448,630
1,342,300	Scottish Power PLC	9,616,374
3,934,400	Tesco PLC	18,206,725
9,283,100	Vodafone Group PLC	20,128,757
		239,744,266
	Japan — 18.4%
3,523,000	Bank of Fukuoka Ltd.	18,221,596
441,500	Canon, Inc.	21,566,560
358,000	FamilyMart Co., Ltd.	10,447,627
379,000	Fuji Photo Film Co., Ltd.	11,366,767
861,000	Kao Corp.	21,338,482
162,000	Kyocera Corp.	12,510,214
3,499,000	Nippon Express Co., Ltd.	18,505,913
2,724,000	Nippon Yusen Kabushiki Kaisha	12,499,116
705,000	Nomura Holdings, Inc.	9,673,057
1,328,000	Sharp Corp.	19,186,926
3,038,000	Sumitomo Chemical Co., Ltd.	12,494,087
434,300	Takeda Chemical Industries, Ltd.	20,317,901
530,300	Toyota Motor Corp.	21,332,950
1,073,000	Yamaha Corp.	16,283,123
		225,744,319
	Netherlands — 8.3%
985,500	ABN-AMRO Holdings N.V.	20,612,393
359,400	Akzo Nobel N.V.	11,845,900
432,500	Heineken NV	13,532,649
1,414,600	Reed Elsevier N.V.	18,058,460
263,400	Royal Dutch Petroleum Co.	13,193,554
661,323	TPG N.V. ADR	14,681,371
156,700	Unilever N.V.	9,634,677
		101,559,004
	France — 8.1%
243,900	Assurances Generales De France	14,365,820
376,520	Compagnie de Saint-Gobain	18,375,392
859,000	France Telecom SA	21,250,104
124,155	LaFarge SA ADR	10,625,925
146,400	Societe BIC SA	6,270,172
456,750	Thomson	8,499,082

100,976	Total SA		19,578,304
			98,964,799
	Germany — 7.7%
279,914	BASF AG		14,898,919
391,500	Bayerische Motoren Werke AG		17,374,647
352,700	Continental AG		16,615,111
304,200	E.On AG		21,621,689
269,100	Metro AG		12,333,974
210,800	Schering AG		11,828,345
			94,672,685
	Australia — 6.0%
895,000	Commonwealth Bank of Australia		19,633,376
6,700,000	John Fairfax Holdings Ltd.		17,748,236
6,126,000	Qantas Airways, Ltd.		15,022,474
5,719,000	WMC Resources Ltd.		20,895,968
			73,300,054
	Switzerland — 5.4%
155,700	Ciba Specialty Chemicals AG Reg.	(1)	10,731,013
189,600	Logitech International SA	(1)	8,195,837
52,700	Nestle SA Reg.		13,458,472
364,600	Novartis AG		16,301,574
119,800	Zurich Financial Services AG	(1)	16,934,515
			65,621,411
	Italy — 4.4%
687,074	Benetton Group SPA		7,400,040
720,000	ENI SPA		14,799,640
24,700	ENI SPA Sponsored ADR		2,537,184
1,347,400	Mediaset SPA		14,350,030
2,700,000	Telecom Italia Mobile SPA		14,345,265
			53,432,159
	Ireland — 3.8%
1,174,800	Allied Irish Banks PLC		18,061,633
870,615	CRH PLC		19,622,302
563,600	Irish Life & Permanent PLC		8,515,866
			46,199,801
	Spain — 3.2%
959,676	ACS, Actividades Construccion y Servicios, SA		16,000,134
1,251,154	Endesa SA		22,739,719
			38,739,853
	Taiwan — 2.1%
13,600,000	Compal Electronics, Inc.		13,563,989
1,798,004	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		12,801,788
			26,365,777
	Hong Kong — 1.6%
14,211,000	Hang Lung Properties Ltd.		19,586,426

	Republic of Korea — 1.6%
1,000,000	Korea Electric Power Corp.		9,270,000
55,800	Samsung Electronics Co., Ltd. GDR -144A	(2) (1)	9,948,097
			19,218,097
	Sweden — 1.4%
496,900	Sandvik AB		17,073,931

	Denmark — 1.4%
2,443,440	Nordea AB		16,709,375

	Norway — 1.2%
200,800	Norsk Hydro ASA		12,691,092
200,800	Yara International ASA	(1)	1,776,180
			14,467,272
	Canada — 1.2%
601,500	Talisman Energy, Inc.		14,276,179

	Belgium — 1.1%
626,400	Fortis - Brussels Shares		13,493,117

	Singapore — 0.9%
8,013,000	Singapore Telecommunications, Ltd.		10,670,642

	Greece — 0.7%
849,000	Bank of Piraeus		9,246,096

	Indonesia — 0.7%
10,400,000	PT Telekomunikasi Indonesia TBK	*(1)	8,823,207

	TOTAL COMMON STOCKS (Cost $1,000,601,892)		1,207,908,470

Face Amount
REPURCHASE AGREEMENT — 0.8%
10,204,577	With Investors Bank & Trust Co., dated 07/30/04, 0.75%, principal and interest in the amount of $10,205,215, due 08/02/04, (collateralized by FNMA #677478 with a par value of $10,572,447, coupon rate of 4.10%, due 01/01/33, market value of $10,714,806)			10,204,577
	TOTAL REPURCHASE AGREEMENT (Cost $10,204,577)			10,204,577

TOTAL INVESTMENTS (Cost $1,010,806,469)		(3)	99.6%	$1,218,113,047
OTHER ASSETS IN EXCESS OF LIABILITIES			0.4	4,805,942
NET ASSETS			100.0%	$1,222,918,989

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
(3)	Aggregate cost for federal tax purposes was $1,012,589,471.
Abbreviation:
ADR —	American Depositary Receipt
FNMA —	Federal National Mortgage Association
GDR —	Global Depositary Receipt

THE GLENMEDE FUND, INC.

Institutional International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.1%
	United Kingdom — 19.7%
486,611	BOC Group PLC	8,343,709
462,633	Boots Group PLC	5,745,434
821,499	BP Amoco PLC	7,707,655
1,444,532	Centrica PLC	6,211,891
253,727	GlaxoSmithKline PLC	5,153,300
322,519	Johnson Matthey PLC	5,313,113
889,079	Lloyds TSB Group PLC	6,664,484
1,929,230	Misys PLC	6,437,031
157,619	Next PLC	4,290,381
204,250	Royal Bank of Scotland Group PLC	5,741,655
438,186	Scottish Power PLC	3,139,209
1,306,699	Tesco PLC	6,046,846
4,088,231	Vodafone Group PLC	8,864,604
		79,659,312
	Japan — 18.5%
1,174,000	Bank of Fukuoka Ltd.	6,072,141
140,800	Canon, Inc.	6,877,852
119,000	FamilyMart Co., Ltd.	3,472,815
119,000	Fuji Photo Film Co., Ltd.	3,568,985
293,000	Kao Corp.	7,261,527
54,000	Kyocera Corp.	4,170,071
1,127,000	Nippon Express Co., Ltd.	5,960,607
895,000	Nippon Yusen Kabushiki Kaisha	4,106,721
243,000	Nomura Holdings, Inc.	3,334,118
448,000	Sharp Corp.	6,472,698
994,000	Sumitomo Chemical Co., Ltd.	4,087,927
148,200	Takeda Chemical Industries, Ltd.	6,933,256
178,600	Toyota Motor Corp.	7,184,735
355,000	Yamaha Corp.	5,387,240
		74,890,693
	Netherlands — 9.1%
328,992	ABN-AMRO Holdings N.V.	6,881,088
122,094	Akzo Nobel N.V.	4,024,244
151,698	Heineken NV	4,746,534
475,504	Reed Elsevier N.V.	6,070,175
88,408	Royal Dutch Petroleum Co.	4,428,306
239,922	TPG N.V. ADR	5,251,732
87,084	Unilever N.V.	5,354,347
		36,756,426
	France — 8.0%
81,347	Assurances Generales De France	4,791,375
66,397	Compagnie de Saint-Gobain	3,240,388
287,583	France Telecom SA	7,114,283
41,983	LaFarge SA ADR	3,593,155
45,749	Societe BIC SA	1,959,386
273,432	Thomson	5,087,950

33,598	Total SA		6,514,339
			32,300,876
	Germany — 7.8%
95,361	BASF AG		5,075,758
126,581	Bayerische Motoren Werke AG		5,617,625
121,506	Continental AG		5,723,946
102,751	E.On AG		7,303,255
88,188	Metro AG		4,042,023
71,712	Schering AG		4,023,882
			31,786,489
	Switzerland — 5.3%
50,015	Ciba Specialty Chemicals AG Reg.	(1)	3,447,088
1,206	Logitech International SA	(1)	52,132
20,227	Nestle SA Reg.		5,165,550
138,202	Novartis AG		6,179,128
48,323	Zurich Financial Services AG	(1)	6,830,773
			21,674,671
	Australia — 5.1%
200,188	Commonwealth Bank of Australia		4,391,471
1,618,111	John Fairfax Holdings Ltd.		4,286,361
2,086,334	Qantas Airways, Ltd.		5,116,209
1,890,248	WMC Resources Ltd.		6,906,550
			20,700,591
	Italy — 4.3%
158,019	Benetton Group SPA		1,701,923
106,649	ENI SPA		2,192,176
36,776	ENI SPA Sponsored ADR		3,777,631
435,640	Mediaset SPA		4,639,637
982,267	Telecom Italia Mobile SPA		5,218,845
			17,530,212
	Ireland — 3.7%
394,893	Allied Irish Banks PLC		6,071,172
278,494	CRH PLC		6,275,891
189,319	Irish Life & Permanent PLC		2,860,566
			15,207,629
	Spain — 3.1%
309,087	ACS, Actividades Construccion y Servicios, SA		5,153,232
417,651	Endesa SA		7,590,805
			12,744,037
	Taiwan — 2.7%
6,500,000	Compal Electronics, Inc.		6,482,789
600,805	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		4,277,732
			10,760,521
	Republic of Korea — 1.9%
500,000	Korea Electric Power Corp.		4,635,000
17,100	Samsung Electronics Co., Ltd. GDR -144A	(2) (1)	3,048,610
			7,683,610
	Denmark — 1.4%
809,411	Nordea AB		5,535,128

	Sweden — 1.4%
160,782	Sandvik AB		5,524,614

	Norway — 1.2%
67,667	Norsk Hydro ASA		4,276,734
67,667	Yara International ASA	(1)	598,550
			4,875,284

	Canada — 1.2%
200,131	Talisman Energy, Inc.		4,749,968

	Belgium — 1.1%
198,440	Fortis - Brussels Shares		4,274,544

	Hong Kong — 0.9%
2,794,920	Hang Lung Properties Ltd.		3,852,121

	Greece — 0.7%
280,675	Bank of Piraeus		3,056,712

	Indonesia — 0.7%
3,400,000	PT Telekomunikasi Indonesia TBK	*(1)	2,884,510

	Singapore — 0.3%
880,152	Singapore Telecommunications, Ltd.		1,172,069

	TOTAL COMMON STOCKS (Cost $346,336,207)		397,620,017

Face Amount
REPURCHASE AGREEMENT — 1.6%
6,280,252	With Investors Bank & Trust Co., dated 07/30/04, 0.75%, principal and interest in the amount of $6,280,644, due 08/02/04, (collateralized by FNMA ARM #743544 with a par value of $6,420,169, coupon rate of 2.88%, due 10/01/33, market value of $6,595,083)			6,280,252
	TOTAL REPURCHASE AGREEMENT (Cost $6,280,252)			6,280,252

TOTAL INVESTMENTS (Cost $352,616,459)		(3)	99.7%	$403,900,269
OTHER ASSETS IN EXCESS OF LIABILITIES			0.3	1,379,320
NET ASSETS			100.0%	$405,279,589

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
(3)	Aggregate cost for federal tax purposes was $353,785,585.
Abbreviation:
ADR —	American Depositary Receipt
ARM —	Adjustable Rate Mortgage
FNMA —	Federal National Mortgage Association
GDR —	Global Depositary Receipt

THE GLENMEDE FUND, INC.

Small Capitalization Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Shares			Value
COMMON STOCKS — 99.3%
	Advertising — 0.4%
34,600	aQuantive, Inc.	(1)	295,484

	Aerospace & Defense — 0.1%
8,850	Orbital Sciences Corp.	(1)	101,332

	Apparel Retailers — 2.0%
10,250	Charlotte Russe Holding, Inc.	(1)	210,535
45,850	Jos. A. Bank Clothiers, Inc.	(1)	1,408,970
			1,619,505
	Automotive — 0.7%
32,400	LKQ Corp.	(1)	575,748

	Banking — 2.4%
60,300	Boston Private Financial Holdings, Inc.		1,399,563
23,600	Commercial Capital Bancorp, Inc.	(1)	518,492
4,450	Euronet Worldwide, Inc.	(1)	80,100
			1,998,155
	Basic Industry — 2.5%
46,400	Trex Company, Inc.	(1)	2,069,440

	Biotechnology — 2.7%
65,250	SFBC International, Inc.	(1)	2,221,110

	Building Materials — 1.2%
27,450	Integrated Electrical Services, Inc.	(1)	232,501
52,500	Merge Technologies, Inc.	(1)	716,625
			949,126
	Business Services — 1.0%
48,700	NIC, Inc.	(1)	304,375
23,900	SYKES Enterprises, Inc.	(1)	157,501
25,750	Ventiv Health, Inc.	(1)	392,430
			854,306
	Chemicals — 1.1%
15,500	Kronos, Inc.	(1)	680,760
7,350	OM Group, Inc.	(1)	235,347
			916,107
	Commercial Services — 8.9%
19,000	Aaron Rents, Inc.		610,280
40,200	Asset Acceptance Capital Corp.	(1)	692,244
39,400	Digitas, Inc.	(1)	263,586
27,350	Duratek, Inc.	(1)	389,737

19,950	eFunds Corp.	(1)	326,382
11,850	EGL, Inc.	(1)	301,108
25,500	eResearch Technology, Inc.	(1)	635,205
13,700	iPayment Holdings, Inc.	(1)	531,012
34,200	MPS Group, Inc.	(1)	307,116
82,550	Navigant Consulting, Inc.	(1)	1,729,422
50,000	Opsware, Inc.	(1)	308,000
33,100	Providence Service Corp. (The)	(1)	624,928
6,950	Resources Connection, Inc.	(1)	269,521
12,300	Telik, Inc.	(1)	243,048
			7,231,589
	Communications — 0.4%
32,400	Ulticom, Inc.	(1)	347,652

	Computer Software & Processing — 9.9%
45,300	Altiris, Inc.	(1)	1,137,483
35,700	Anteon International Corp.	(1)	1,111,698
30,800	Corillian Corp.	(1)	152,460
7,300	CoStar Group, Inc.	(1)	309,885
7,100	InfoSpace, Inc.	(1)	265,966
39,400	Open Solutions, Inc.	(1)	892,016
22,000	Openwave Systems, Inc.	(1)	250,140
12,150	RADVision, Ltd.	(1)	148,230
11,350	Radware, Ltd.	(1)	202,938
44,500	RealNetworks, Inc.	(1)	250,980
18,600	Secure Computing Corp.	(1)	128,619
96,800	TradeStation Group, Inc.	(1)	575,960
44,900	Verint Systems, Inc.	(1)	1,423,779
22,800	WatchGuard Technologies	(1)	120,156
83,800	Witness Systems, Inc.	(1)	1,115,378
			8,085,688
	Computers & Information — 0.7%
52,500	Concur Technologies, Inc.	(1)	564,375

	Consulting Services — 3.7%
42,250	Charles River Associates, Inc.	(1)	1,353,690
28,850	Corporate Executive Board Co.		1,635,795
			2,989,485
	Consumer Services — 3.0%
49,500	Corinthian Colleges, Inc.	(1)	926,640
55,400	Education Management Corp.	(1)	1,537,904
			2,464,544
	Cosmetics & Personal Care — 0.7%
18,100	Elizabeth Arden, Inc.	(1)	356,027
83,900	Revlon, Inc.- Class A	(1)	192,970
			548,997
	Electrical Equipment — 0.6%
22,150	Artesyn Technologies, Inc.	(1)	165,239
3,600	Littelfuse, Inc.	(1)	139,680
11,800	Vicor Corp.	(1)	158,120
			463,039

	Electronic Technology — 1.0%
64,000	O2Micro International, Ltd.	(1)	823,680

	Electronics — 2.5%
47,400	ASAT Holdings, Ltd. ADR	(1)	49,770
26,750	AudioCodes, Ltd.	(1)	283,550
27,150	ChipMOS TECHNOLOGIES (Bermuda), Ltd.	(1)	139,279
11,300	Lipman Electronic Engineering, Ltd.	(1)	271,200
15,200	LTX Corp.	(1)	123,576
12,650	Metrologic Instruments, Inc.	(1)	201,261
13,000	Mykrolis Corp.	(1)	130,000
119,750	Oplink Communications, Inc.	(1)	214,352
29,600	SigmaTel, Inc.	(1)	451,992
6,250	Veeco Intruments, Inc.	(1)	142,187
			2,007,167
	Energy — 0.5%
43,150	Brigham Exploration Co.	(1)	384,898

	Entertainment & Leisure — 1.1%
15,000	K2, Inc.	(1)	213,750
5,700	Penn National Gaming, Inc.	(1)	205,200
17,050	WMS Industries, Inc.	(1)	464,442
			883,392
	Environmental — 0.2%
20,700	SunOpta, Inc.	(1)	151,110

	Financial Services — 1.9%
10,750	Cash America International, Inc.		241,337
18,400	Factset Research Systems, Inc.		793,960
23,800	Ocwen Financial Corp.	(1)	210,868
12,400	Saxon Capital Inc.	(1)	291,648
			1,537,813
	Health Care — 1.2%
28,100	Medicis Pharmaceutical Corp. - Class A	(1)	1,005,137

	Health Care Providers — 3.4%
47,650	Centene Corp.	(1)	1,858,350
11,250	Matria Healthcare, Inc.	(1)	281,250
16,800	Nektar Therapeutics	(1)	294,672
29,950	TLC Vision Corp.	(1)	299,500
2,700	VistaCare, Inc. - Class A	(1)	49,842
			2,783,614
	Health Care Services — 4.4%
52,900	Accredo Health, Inc.	(1)	1,713,960
77,694	Amsurg Corp.	(1)	1,845,232
			3,559,192
	Heavy Construction — 0.5%
13,900	Levitt Corp. - Class A	(1)	288,425
14,450	Perini Corp.	(1)	158,083
			446,508
	Heavy Machinery — 0.5%
16,550	EnPro Industries, Inc.	(1)	409,778

	Housing & Home Furnishings — 2.0%
78,700	Select Comfort Corp.	(1)	1,607,841

	Insurance — 0.9%
28,500	HealthExtras, Inc.	(1)	422,940
8,150	Molina Healthcare, Inc.	(1)	270,417
			693,357
	Media — 1.2%
24,100	Digital Theater Systems, Inc.	(1)	557,915
50,950	Homestore, Inc.	(1)	179,599
22,150	Jupitermedia Corp.	(1)	245,865
			983,379
	Medical Products & Supplies — 7.5%
42,600	Align Technology, Inc.	(1)	731,868
43,563	American Medical System Holdings, Inc.	(1)	1,386,175
28,050	Cell Therapeutics, Inc.	(1)	152,872
44,950	Illumina, Inc.	(1)	231,492
17,450	Impax Laboratories, Inc.	(1)	246,918
7,450	Intuitive Surgical, Inc.	(1)	170,456
24,600	Martek Biosciences Corp.	(1)	1,164,072
44,800	Orthovita, Inc.	(1)	203,840
34,993	Palomar Medical Technologies, Inc.	(1)	519,296
36,900	Possis Medical, Inc.	(1)	1,055,340
30,450	TriPath Imaging, Inc.	(1)	255,780
			6,118,109
	Metals — 3.2%
21,150	AK Steel Holding Corp.	(1)	140,225
8,800	Allegheny Technologies, Inc.		176,440
10,000	Commercial Metals Co.		346,300
99,750	Eldorado Gold Corp.	(1)	253,365
40,050	General Cable Corp.	(1)	381,276
53,650	Hecla Mining Co.	(1)	289,710
72,000	Jacuzzi Brands, Inc.	(1)	555,840
16,600	Metals USA, Inc.	(1)	271,410
12,700	NS Group, Inc.	(1)	216,408
			2,630,974
	Oil & Gas — 3.1%
18,150	Callon Petroleum Co.	(1)	244,662
31,300	Input/Output, Inc.	(1)	301,419
45,900	Meridian Resource Corp. (The)	(1)	383,265
30,350	Newpark Resources, Inc.	(1)	185,135
20,600	Oceaneering International, Inc.	(1)	681,242
18,900	Whiting Petroleum Corp.	(1)	447,552
21,100	Willbros Group, Inc.	(1)	310,381
			2,553,656
	Pharmaceuticals — 3.8%
38,200	Abaxis, Inc.	(1)	573,382
18,150	AEterna Zentaris, Inc.	(1)	79,316
5,150	Alexion Pharmaceuticals, Inc.	(1)	81,988
17,250	Array BioPharma, Inc.	(1)	115,403
15,400	Atherogenics, Inc.	(1)	221,452

7,500	Bone Care International, Inc.	(1)	188,175
10,650	Connetics Corp.	(1)	293,195
24,800	Encysive Pharmaceuticals, Inc.	(1)	153,016
59,600	Genaera Corp.	(1)	181,780
38,250	GenVec, Inc.	(1)	89,888
21,250	Isolagen, Inc.	(1)	169,788
62,500	Pharmos Corp.	(1)	220,000
11,150	Santarus, Inc.	(1)	112,615
12,050	United Therapeutics Corp.	(1)	298,358
32,250	Vasogen, Inc.	(1)	149,963
16,200	VaxGen, Inc.	(1)	184,680
			3,112,999
	REIT — 0.4%
12,800	American Home Mortgage Investment Corp.		330,880

	Restaurants — 1.7%
37,600	Panera Bread Co. - Class A	(1)	1,387,064

	Retailers — 6.5%
26,400	A.C. Moore Arts & Crafts, Inc.	(1)	663,960
27,950	Chico’s FAS, Inc.	(1)	1,170,267
8,775	Coldwater Creek, Inc.	(1)	165,146
15,500	Hibbet Sporting Goods, Inc.	(1)	295,430
16,650	Hot Topic, Inc.	(1)	265,068
18,350	MarineMax, Inc.	(1)	451,227
47,200	O’Reilly Automotive, Inc.	(1)	1,911,128
8,800	Sports Authority, Inc. (The)	(1)	224,400
12,675	Stamps.com, Inc.		132,834
			5,279,460
	Technology — 2.8%
29,650	Actuate Corp.	(1)	106,740
29,200	Digital River, Inc.	(1)	820,520
14,950	FindWhat.com	(1)	243,685
41,400	Integrated Circuit Systems, Inc.	(1)	990,288
13,500	Microsemi Corp.	(1)	165,375
			2,326,608
	Technology Software/Services — 2.1%
21,900	ANSYS, Inc.	(1)	1,038,936
73,150	OPNET Technologies, Inc.	(1)	680,295
			1,719,231
	Telecommunication Equipment — 0.0%
4,750	Carrier Access Corp.	(1)	35,340

	Telecommunications — 0.4%
13,400	J2 Global Communications, Inc.	(1)	341,834

	Telephone Systems — 0.3%
26,000	Telesystem International Wireless, Inc.	(1)	276,900

	Textiles, Clothing & Fabrics — 0.8%
19,700	Interface, Inc. - Class A	(1)	163,904
3,800	Oxford Industries, Inc.		150,366

13,850	Skechers U.S.A., Inc.	(1)	190,438
7,450	Warnaco Group, Inc. (The)	(1)	140,805
			645,513
	Transportation — 2.1%
17,000	Fleetwood Enterprises, Inc.	(1)	228,480
9,250	Golar LNG Ltd.	(1)	139,028
16,400	Old Dominion Freight Line, Inc.	(1)	475,928
16,200	OMI Corp.		235,710
14,500	SCS Transportation, Inc.	(1)	373,375
13,750	Wabtec Corp.		250,250
			1,702,771
	Trucking — 1.3%
53,900	Knight Transportation, Inc.	(1)	1,067,759

	TOTAL COMMON STOCKS
	(Cost $65,817,556)		81,101,646

Face Amount
REPURCHASE AGREEMENT — 0.9%
713,098	With Investors Bank & Trust Co., dated 07/30/04, 0.75%, principal and interest in the amount of $713,143, due 08/02/04, (collateralized by FNMA #330136 with a par value of $718,352, coupon rate of 7.50%, due 02/01/10, market value of $748,773)			713,098
	TOTAL REPURCHASE AGREEMENT
	(Cost $713,098)			713,098

TOTAL INVESTMENTS
(Cost $66,530,654)		(2)	100.2%	$81,814,744
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.2)	(134,880)
NET ASSETS			100.0%	$81,679,864

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $66,775,251.
Abbreviations:
ADR —	American Depositary Receipt
FNMA —	Federal National Mortgage Association
REIT —	Real Estate Investment Trust

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Shares			Value
COMMON STOCKS — 98.7%		*
	Aerospace & Defense — 2.2%
2,575	Boeing Co.		130,681
1,355	General Dynamics Corp.		133,901
			264,582
	Apparel Retailers — 2.3%
6,110	Gap, Inc. (The)		138,697
3,030	Nordstrom, Inc.		133,017
			271,714
	Automotive — 3.3%
8,595	Ford Motor Co.		126,518
2,745	General Motors Corp.		118,419
2,455	Paccar, Inc.		147,202
			392,139
	Banking — 5.6%
3,530	Barclays PLC		119,385
2,150	Countrywide Financial Corp.		155,015
2,415	National City Corp.		88,147
3,045	North Fork Bancorporation, Inc.		118,907
1,295	PNC Financial Services Group, Inc.		65,527
2,680	Wachovia Corp.		118,751
			665,732
	Basic Industry — 0.4%
895	Lear Corp.		49,341

	Beverages, Food & Tobacco — 2.8%
7,775	Archer-Daniels-Midland Co.		119,968
5,420	Coca-Cola Enterprises, Inc.		110,568
4,595	Sara Lee Corp.		100,906
			331,442
	Business Services — 1.1%
1,750	Fortune Brands, Inc.		126,315

	Capital Goods — 1.1%
1,450	United Technologies Corp.		135,575

	Chemicals — 2.2%
2,435	BASF AG		129,712
2,240	Sigma-Aldrich Corp.		128,666
			258,378
	Commercial Services — 1.1%
5,265	Accenture, Ltd. - Class A	(1)	129,677

	Communications — 0.6%
2,160	Scientific-Atlanta, Inc.		66,420

	Computer Software & Processing — 3.5%
1,950	Adobe Systems, Inc.		82,251
2,460	Autodesk, Inc.		98,892
5,395	IMS Health, Inc.		130,775
10,600	Oracle Corp.	(1)	111,406
			423,324
	Computers & Information — 0.9%
5,575	Hewlett-Packard Co.		112,336

	Consumer Non - Durables — 1.0%
4,435	Pepsi Bottling Group, Inc.		123,515

	Consumer Products — 1.4%
2,405	Kellogg Co.		100,192
735	Lexmark International, Inc.	(1)	65,047
			165,239
	Cosmetics & Personal Care — 2.1%
2,985	Gillette Co.		116,355
2,595	Procter & Gamble Co. (The)		135,329
			251,684
	Electric Utilities — 2.9%
970	E.ON AG		69,015
4,705	PG&E Corp.	(1)	134,281
3,970	Sempra Energy		141,927
			345,223
	Electronic Technology — 0.7%
6,270	Flextronics International Ltd.	(1)	78,814

	Electronics — 2.7%
6,140	Altera Corp.	(1)	127,835
16,210	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		115,415
2,885	Xilinx, Inc.		84,906
			328,156
	Entertainment & Leisure — 0.8%
5,560	Hasbro, Inc.		101,025

	Financial Services — 8.8%
1,595	Bank of America Corp.		135,591
1,355	Capital One Financial Corp.		93,929
2,630	Citigroup, Inc.		115,957
3,830	Doral Financial Corp.		150,327
1,605	Fannie Mae		113,891
3,705	IndyMac Bancorp, Inc.		123,080
3,045	J.P. Morgan Chase & Co.		113,670
4,555	MBNA Corp.		112,463
1,920	Morgan Stanley		94,714
			1,053,622
	Health Care — 1.7%
2,470	Johnson & Johnson		136,517
2,165	Medco Health Solutions, Inc.	(1)	65,599
			202,116
	Health Care Facility & Supplies — 0.7%
1,775	Medtronic, Inc.		88,164

	Health Care Providers — 0.9%
3,590	Manor Care, Inc.		112,187

	Heavy Machinery — 2.0%
1,625	Caterpillar, Inc.		119,421
1,985	Deere & Co.		124,678
			244,099
	Home Construction, Furnishings & Appliances — 3.7%
3,255	D.R. Horton, Inc.		89,936
1,615	KB Home		103,441
265	NVR, Inc.	(1)	123,490
2,245	Pulte Homes, Inc.		122,644
			439,511
	Industrial — 2.4%
1,695	3M Co.		139,600
1,965	Ball Corp.		141,834
			281,434
	Insurance — 7.0%
2,905	ACE, Ltd.		117,914
2,905	Allstate Corp.		136,767
1,330	CIGNA Corp.		82,473
1,985	Hartford Financial Services Group, Inc.		129,223
2,695	Lincoln National Corp.		117,771
3,125	St. Paul Companies, Inc.		115,844
2,095	UnitedHealth Group, Inc.		131,775
			831,767
	Medical Supplies — 2.5%
1,145	Beckman Coulter, Inc.		63,170
2,550	Becton Dickinson & Co.		120,437
2,640	Biomet, Inc.		116,134
			299,741
	Metals — 1.1%
4,500	Masco Corp.		136,080

	Oil & Gas — 6.7%
3,695	Burlington Resources, Inc.		141,038
1,450	ChevronTexaco Corp.		138,693
1,900	Devon Energy Corp.		132,031
3,085	Exxon Mobil Corp.		142,836
2,615	Royal Dutch Petroleum Co.		131,535
3,100	Unocal Corp.		120,156
			806,289
	Pharmaceuticals — 5.7%
2,930	Abbott Laboratories		115,296
3,110	GlaxoSmithKline PLC		127,355
4,667	Hospira, Inc.	(1)	120,922
2,775	Merck & Co., Inc.		125,846
1,590	Novartis AG ADR		71,009
3,760	Pfizer, Inc.		120,170
			680,598
	Retailers — 3.9%
2,435	Federated Department Stores		116,685
3,530	Home Depot, Inc.		119,032

3,705	PETsMART, Inc.		114,892
4,035	Staples, Inc.		116,531
			467,140
	Technology — 7.1%
9,810	EMC Corp.	(1)	107,616
2,470	GTECH Holdings Corp.		104,654
4,725	Intel Corp.		115,196
1,375	International Business Machines Corp.		119,721
5,080	Microsoft Corp.		144,577
6,505	Semtech Corp.	(1)	129,124
5,815	Texas Instruments, Inc.		124,034
			844,922
	Telecommunications — 3.2%
4,540	CenturyTel, Inc.		140,695
2,780	China Telecom Corp., Ltd. ADR		92,574
4,855	Motorola, Inc.		77,340
2,205	Swisscom AG ADR		71,971
			382,580
	Telephone — 1.1%
4,900	BellSouth Corp.		132,741

	Transportation — 1.0%
1,630	United Parcel Service, Inc. - Class B		117,295

	Utilities — 0.5%
1,510	Constellation Energy Group, Inc.		58,211

	TOTAL COMMON STOCKS (Cost $11,924,881)		11,799,128

Face Amount
REPURCHASE AGREEMENT — 1.1%
134,558	With Investors Bank & Trust Co., dated 07/30/04, 0.75%, principal and interest in the amount of $134,566, due 08/02/04, (collateralized by FHR 1208 D with a par value of $140,652, coupon rate of 4.18%, due 02/15/22, market value of $141,286)			134,558
	TOTAL REPURCHASE AGREEMENT (Cost $134,558)			134,558

TOTAL INVESTMENTS (Cost $12,059,439)		(2)	99.8%	$11,933,686
OTHER ASSETS IN EXCESS OF LIABILITIES			0.2	26,060
NET ASSETS			100.0%	$11,959,746

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $12,059,439.
Abbreviations:
ADR —	American Depositary Receipt
FHR —	Federal Home Loam Mortgage Corporation

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Shares			Value
COMMON STOCKS — 97.8%		*
	Aerospace & Defense — 2.1%
1,825	Boeing Co.		92,619

	Apparel Retailers — 2.2%
4,135	Gap, Inc. (The)		93,864

	Banking — 2.1%
2,345	North Fork Bancorporation, Inc.		91,572

	Beverages, Food & Tobacco — 2.5%
715	H.J. Heinz Co.		26,376
3,850	Sara Lee Corp.		84,546
			110,922
	Chemicals — 2.0%
2,015	Church & Dwight, Inc.		89,023

	Commercial Services — 1.9%
3,100	ARAMARK Corp. - Class B		83,142

	Computer Software & Processing — 10.0%
2,415	Adobe Systems, Inc.		101,865
3,090	IMS Health, Inc.		74,902
2,035	Intuit, Inc.	(1)	76,190
7,290	Oracle Corp.	(1)	76,618
4,795	Verisign, Inc.	(1)	83,960
1,225	VERITAS Software Corp.	(1)	23,348
			436,883
	Consumer Durables — 1.8%
1,145	Black & Decker Corp. (The)		80,047

	Consumer Non — Durables — 1.6%
1,070	Kimberly-Clark Corp.		68,555

	Consumer Products — 2.9%
1,140	Clorox Co.		56,738
645	Kellogg Co.		26,871
475	Lexmark International, Inc.	(1)	42,037
			125,646
	Cosmetics & Personal Care — 0.5%
515	Gillette Co.		20,075

	Electronics — 4.6%
4,165	Altera Corp.	(1)	86,715
935	Linear Technology Corp.		36,558
2,660	Xilinx, Inc.		78,284
			201,557

	Financial Services — 7.2%
815	Capital One Financial Corp.		56,496
2,510	Doral Financial Corp.		98,517
1,115	Fannie Mae		79,120
3,165	MBNA Corp.		78,144
			312,277
	Health Care — 3.9%
685	Anthem, Inc.	(1)	56,492
1,675	Johnson & Johnson		92,577
610	Medco Health Solutions, Inc.	(1)	18,483
			167,552
	Health Care Facility & Supplies — 1.4%
1,270	Medtronic, Inc.		63,081

	Heavy Machinery — 1.9%
1,100	Caterpillar, Inc.		80,839

	Home Construction, Furnishings & Appliances — 3.0%
1,090	Centex Corp.		46,238
185	NVR, Inc.	(1)	86,210
			132,448
	Industrial — 2.5%
845	3M Co.		69,594
1,340	Waste Management, Inc.		37,708
			107,302
	Insurance — 2.0%
1,370	UnitedHealth Group, Inc.		86,173

	Medical Supplies — 4.1%
1,810	Becton Dickinson & Co.		85,486
1,750	Biomet, Inc.		76,982
240	Fisher Scientific International	(1)	13,968
			176,436
	Metals — 2.1%
3,015	Masco Corp.		91,174

	Oil & Gas — 1.8%
1,295	Newfield Exploration Co.	(1)	76,496

	Pharmaceuticals — 10.4%
3,380	Bristol-Myers Squibb Co.		77,402
1,220	Eli Lilly & Co.		77,738
3,520	IVAX Corp.	(1)	83,952
1,796	Merck & Co., Inc.		81,449
2,540	Pfizer, Inc.		81,178
1,470	Wyeth		52,038
			453,757
	Restaurants — 2.9%
2,035	Darden Restaurants, Inc.		43,407
2,170	Yum! Brands, Inc.		83,306
			126,713
	Retailers — 4.0%
2,395	Home Depot, Inc.		80,759

2,625	RadioShack Corp.		73,369
745	Staples, Inc.		21,516
			175,644
	Technology — 11.3%
2,180	Applied Materials, Inc.	(1)	36,995
2,455	Cisco Systems, Inc.	(1)	51,211
3,135	EMC Corp.	(1)	34,391
1,280	Intel Corp.		31,206
700	International Business Machines Corp.		60,949
1,845	Maxim Intergrated Products, Inc.		88,745
3,355	Microsoft Corp.		95,483
645	QUALCOMM, Inc.		44,557
2,190	Texas Instruments, Inc.		46,713
			490,250
	Telecommunications — 3.4%
5,145	Motorola, Inc.		81,960
2,810	Nextel Communications, Inc. - Class A	(1)	63,956
			145,916
	Transportation — 1.0%
540	FedEx Corp.		44,215

	Transportation - Shipping — 0.7%
755	JB Hunt Transport Services, Inc.		29,000

	TOTAL COMMON STOCKS (Cost $4,310,907)		4,253,178

Face Amount
REPURCHASE AGREEMENT — 2.1%
90,848	With Investors Bank & Trust Co., dated 07/30/04, 0.75%, principal and interest in the amount of $90,854, due 08/02/04, (collateralized by SBA POOL #506348 with a par value of $86,404, coupon rate of 4.80%, due 03/25/23, market value of $95,391)			90,848
	TOTAL REPURCHASE AGREEMENT (Cost $90,848)			90,848

TOTAL INVESTMENTS (Cost $4,401,755)		(2)	99.9%	$4,344,026
OTHER ASSETS IN EXCESS OF LIABILITIES			0.1	5,869
NET ASSETS			100.0%	$4,349,895

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $4,401,755.
Abbreviations:
SBA —	Small Business Administration

Item 2.           Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c)), are effective based on her evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/S/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	9/24/04

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	9/24/04